Expense Example, No Redemption - Baillie Gifford U.S. Equity Growth ETF - Baillie Gifford U.S. Equity Growth ETF	Jul. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 62
Expense Example, No Redemption, 3 Years	$ 192